Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,670.00
Previously Paid Amount	0.00
Total Fee Amount	1.06
Total Offset Amount	0.00
Net Fee	$ 1.06